Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jul. 31, 2012
Document and Entity Information:
Entity Registrant Name	Meridian Co LTD
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Central Index Key	0001135174
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		36,594,156
Entity Public Float		$ 914,854
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY